Share Capital and Share Premium (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 08, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 19, 2021	Oct. 01, 2021	Sep. 07, 2021	Sep. 01, 2021	Jun. 04, 2021	Apr. 08, 2021	Mar. 04, 2021	Feb. 12, 2021	Dec. 21, 2020	Sep. 01, 2020
Share Capital and Share Premium (Details) [Line Items]
Shares issued												674,626		325,000
Shares issued for services	150,000,000
Common stocks, par value (in Dollars per share)	$ 0.0001
Repurchase of loan (in Dollars)	$ 809,551											$ 809,551
Share issued		120,000	260,000		260,000	360,000	650,000		16,621		150,000
Sun Lei [Member]
Share Capital and Share Premium (Details) [Line Items]
Shares issued													233,217
Flower Crown Holdings [Member]
Share Capital and Share Premium (Details) [Line Items]
Shares issued													259,130
Series A Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)										$ 1
Shares issued										1,500,000
Subscription proceeds (in Dollars)										$ 1,500,000
Series C Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)								$ 10
Subscription proceeds (in Dollars)								$ 1,500,000
Preferred stock share issued								150,000
Series D Convertible Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.0001
Preferred stock share issued				100,000
Number of shares reserved for issue under options and contracts for sale of shares				3,900,000
Series D Convertible Preferred Stock [Member] | Common stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, par value (in Dollars per share)				$ 0.0001
Preferred Stock [Member]
Share Capital and Share Premium (Details) [Line Items]
Preferred stock, share authorized	5,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001